Consolidated Balance Sheets	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
CURRENT ASSETS
Cash and cash equivalents	¥ 338,175,706	$ 47,746,722	¥ 572,782,081
Short term investments	435,659,383	61,510,354	38,448,624
Accounts receivable, net	23,721,996	3,349,287	20,346,603
Inventories			2,403,818
Prepaid services fees	48,694,021	6,875,065	31,020,841
Other receivables and prepaid expenses	10,475,174	1,478,981	5,060,239
Deferred tax assets	987,848	139,473
Total current assets	857,714,128	121,099,882	670,062,206
NON-CURRENT ASSETS
Property and equipment, net	92,134,718	13,008,417	24,148,293
Cost method investments	11,500,708	1,623,775	170,639,684
Prepaid expenses and deposits	32,600	4,603	1,433,718
Prepayments	69,089,480	9,754,681	142,527,894
Intangible assets, net			6,716,250
Operating lease right-of-use assets	538,987	76,099	1,478,975
Goodwill			243,334,346
Total non-current assets	173,296,493	24,467,575	590,279,160
Total assets	1,031,010,621	145,567,457	1,260,341,366
CURRENT LIABILITIES
Accounts payable	30,152,570	4,257,214	25,282,700
Deferred revenues	10,387,169	1,466,555	11,220,282
Other payables and accrued liabilities	170,485,403	24,070,680	22,228,801
Bank loans	13,500,000	1,906,053
Current portion of related party loans			42,421,345
Operating lease liabilities	432,474	61,061	1,432,595
Taxes payable	7,430,848	1,049,155	5,429,729
Total current liabilities	233,474,476	32,964,051	109,083,355
OTHER LIABILITIES
Non-current portion of related party loans	35,991,345	5,081,585
Operating lease liabilities – noncurrent			214,189
Deferred tax liabilities, net			1,679,063
Total other liabilities	35,991,345	5,081,585	1,893,252
Total liabilities	269,465,821	38,045,636	110,976,607
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS’ EQUITY
Additional paid-in capital	1,608,052,978	227,039,544	1,552,410,496
Accumulative deficit	(940,331,198)	(132,764,510)	(517,971,017)
Statutory reserves	25,647,972	3,621,214	24,478,153
Accumulated other comprehensive loss	59,475,542	8,397,298	(7,566,569)
Total WiMi Hologram Cloud, Inc. shareholders’ equity	752,976,070	106,312,010	1,051,466,285
NONCONTROLLING INTERESTS	8,568,730	1,209,811	97,898,474
Total equity	761,544,800	107,521,821	1,149,364,759
Total liabilities and shareholders’ equity	1,031,010,621	145,567,457	1,260,341,366
Class A Ordinary Shares
SHAREHOLDERS’ EQUITY
Common stock value	13,095	1,849	13,095
Class B Ordinary Shares
SHAREHOLDERS’ EQUITY
Common stock value	117,681	16,615	102,127
Related Party
CURRENT LIABILITIES
Other payables – related party	¥ 1,086,012	$ 153,333	¥ 1,067,903